Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions to and deductions from net assets available for benefits during the reporting period. Actual results could differ from those estimates.
Contributions

Employer contributions are accrued in the period that payroll deductions are made from plan participants in accordance with salary deferral agreements and as such, become obligations of the Company and assets of the Plan.

Investment Valuation and Income Recognition

Investments held by the Plan are stated at fair value, except for fully-benefit responsive investment contracts which are stated at contract value. Fair value is the price which would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 4 for further discussion and disclosures related to fair value measurements. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to fully-benefit responsive investment contracts because contract value is the amount participants normally receive if they were to initiate permitted transactions under the terms of the Plan. See Note 6 for further discussion and disclosures related to contract value.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) in fair value of investments includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Administrative Expenses

Salaries and related benefits of employees under the Plan are provided by the Company. Other administrative expenses, primarily transaction fees and account fees, are paid by the Plan for active employees. Beginning January 1, 2025, the recordkeeping administrative expense will be assessed to the applicable participant's account. Investment related expenses are included in net investment gain (loss) in the Statement of Changes in Net Assets Available for Benefits.

Payment of Benefits

Benefit payments are recorded when paid.

Subsequent Events

The Plan has evaluated subsequent events through June 18, 2026, the date the financial statements were available to be issued.